Salaries and other employee expenses - Schedule of restricted stock granted to directors (Details) - Restricted Stocks - Directors	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	132,150	109,350	103,650
Granted (in shares)	63,000	63,000	57,000
Vested (in shares)	(49,350)	(40,200)	(51,300)
Number of shares, outstanding at end (in shares)	145,800	132,150	109,350
Expected to vest (in shares)	145,800
Weighted average grand date fair value, outstanding at beginning (in usd per share) | $ / shares	$ 18.56	$ 25.44	$ 27.82
Granted (in usd per share) | $ / shares	14.65	11.54	22.68
Vested (in usd per share) | $ / shares	19.24	26.26	27.19
Weighted average grand date fair value, outstanding at end (in usd per share) | $ / shares	$ 16.64	$ 18.56	$ 25.44